Note 13 - Trade Receivables, Other Current Receivables, and Prepayments	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
Note 13.	Trade Receivables, Other Current Receivables, and Prepayments

Trade Receivables

The table below specifies items of trade receivables.

	As of December 31,
[US$ thousands]	2020	2021
Trade receivables due from third-party customers	34,927	44,510
Trade receivables due from associates and joint ventures (Note 20)	893	734
Trade receivables due from other related parties (Note 20)	632	1,417
Total gross trade receivables	36,452	46,661
Allowance for expected credit losses	(7,643)	(2,796)
Trade receivables net of loss allowance	28,809	43,864

For trade receivables, Opera recognizes a loss allowance based on lifetime expected credit losses as of each reporting date. Opera makes specific loss provisions at the level of individual invoices where information exists that management can utilize in its determination of credit risk. For trade receivables where no specific risk information is identified, Opera uses a provision matrix that is based on the nature of the receivable, geographic location of its invoicing and the age of the invoice relative to its due date, reflecting the historical credit loss experience and adjusting for forward-looking factors specific to the debtors and the economic environment. On that basis, the loss allowance was determined as follows:

		Past due
[US$ thousands] As of December 31, 2020	Current (not past due)	<30 days	30-60 days	61-90 days	>91 days	Total
Weighted-average expected credit loss rate	0.4%	2.8%	1.2%	16.2%	82.4%	21.0%
Gross carrying amount	25,403	1,466	372	140	9,074	36,452
Loss allowance as of December 31, 2020	98	41	5	23	7,477	7,643

		Past due
[US$ thousands] As of December 31, 2021	Current (not past due)	<30 days	30-60 days	61-90 days	>91 days	Total
Weighted-average expected credit loss rate	0.4%	1.8%	2.5%	3.2%	50.3%	6.0%
Gross carrying amount	35,717	3,666	1,483	758	5,036	46,661
Loss allowance as of December 31, 2021	135	67	37	24	2,533	2,796

The reduction in the weighted-average expected loss rates for periods greater than 60 days from 2020 to 2021 was predominantly due to receivables that had been impaired but not written off as of year-end 2020.

The loss allowance for trade receivables as of year-end reconciles to the opening loss allowance as follows.

	As of December 31,
[US$ thousands]	2020	2021
Loss allowance as of period start	1,446	7,643
Loss allowance related to trade receivables due from a former joint venture	6,579	(6,579)
Other changes in the period	(382)	1,732
Loss allowance as of period end	7,643	2,796

Trade receivables are written off where there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, amongst others, the failure of a debtor to engage in a repayment plan, and a failure to make contractual payments for a period of greater than 180 days past due. For each customer, management makes individual assessments with respect to the timing and amount of write-off. In 2021, management determined that there was no reasonable expectation that a former joint venture would repay the amount due to Opera. Consequently, in 2021, Opera wrote off US$6.6 million of trade receivables and US$3.9 million in other receivables due from the former joint venture. The receivables that were written off could still be subject to enforcement activities in order to comply with Opera’s procedures for recovery of amounts due.

See Note 17 for details regarding Opera’s procedures on managing credit risk.

Other Current Receivables and Prepayments

The table below specifies the items of other receivables and prepayments.

	As of December 31,
[US$ thousands]	2020	2021
Other current receivables:
Value added tax	1,218	1,525
Receivable due from OPay	5,000	-
Unsettled trades (Note 14)	856	15,462
Other	4,600	1,551
Total other current receivables	11,674	18,538

Prepayments:
Prepaid equipment	-	1,073
Prepaid corporate income taxes	2,448	4,485
Other prepaid expenses	6,613	3,635
Total prepayments	9,061	9,192

In 2020 and 2021, Opera prepaid corporate income taxes based on preliminary estimates for taxable profits for the years. The difference between the prepayments made and the tax charges on the profits for the years were recognized as prepayments.